Offerings - Offering: 1	Jan. 05, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	9,836,066
Proposed Maximum Offering Price per Unit	0.95
Maximum Aggregate Offering Price	$ 9,344,262.70
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,290.44
Offering Note	In accordance with Rule 416(a) under the United States Securities Act of 1933, as amended (the "U.S. Securities Act"), Largo Inc. (the "Registrant") is registering an indeterminate number of additional common shares of the Registrant that may be offered or issued to prevent dilution resulting from share splits, share dividends or similar transactions. All 9,836,066 common shares of the Registrant are to be offered for resale by the selling shareholder named in the prospectus contained in this Registration Statement on Form F-3 (the "Registration Statement"). The amount registered consists of 4,918,033 common shares of the Registrant (referred to as Backstop Shares in the Registration Statement) and 4,918,033 common shares of the Registrant underlying Backstop Warrants (as defined in the Registration Statement). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) promulgated under the U.S. Securities Act, based upon the average of the high ($0.98) and low ($0.92) prices of the common shares of the Registrant as reported on the Nasdaq Capital Market on December 30, 2025, which is a date within five (5) business days prior to the filing date of the Registration Statement.